Significant accounting policies (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash	$ 7.1	$ 13.3
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,175,000	12,010,000	13,208,000
Maximum [Member]
Equipment Declining Balance Depreciation Rate	30.00%
Equity Method Investment, Ownership Percentage	50.00%
Minimum [Member]
Equipment Declining Balance Depreciation Rate	20.00%
Equity Method Investment, Ownership Percentage	20.00%